LEASES - Schedule of supplemental balance sheet information related to leases (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	11 years 6 months	12 years 3 months 18 days	13 years 1 month 6 days
Operating Lease, Weighted Average Discount Rate, Percent	3.48%	3.43%	3.29%